UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:   811-07094

BlackRock New York Insured Municipal 2008 Term Trust, Inc.
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock New York Insured Municipal 2008 Term Trust, Inc.
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:  888-825-2257

Date of fiscal year end:       December 31, 2007
Date of reporting period:    March 31, 2007

Item 1. Schedule of Investments.
The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
MARCH 31, 2007

BlackRock New York Insured Municipal 2008 Term Trust (BLN)

(Percentages shown are based on Net Assets)
Principal
Amount			Option Call
(000)		Description	Provisions[1]	Value
		LONG-TERM INVESTMENTS—98.1%
		New York—98.1%
$1,000		Bath Central Sch. Dist., Ad Valorem Ppty. Tax GO, 4.00%, 6/15/08, FGIC	No Opt. Call	$1,005,000
2,250		Central Square Central Sch. Dist., Ad Valorem Ppty. Tax GO, 3.75%, 5/15/09, FGIC	No Opt. Call	2,257,695
		City of New York, Ad Valorem Ppty. Tax GO,
2,455	[2]	4.75%, 8/15/08, XLCA	N/A	2,515,147
2,265		4.75%, 8/15/09, XLCA	08/08 @ 101	2,320,492
1,000		Ser. A, 5.20%, 8/01/10, FSA	08/08 @ 101	1,028,980
45		Ser. C-1, 6.25%, 8/01/10, FSA	04/07 @ 100	45,092
50		Ser. C-1, 6.375%, 8/01/08, MBIA	04/07 @ 100	50,100
2,000	[3]	Ser. E, 6.20%, 8/01/08, MBIA	ETM	2,067,380
4,895		Ser. E, 6.20%, 8/01/08, MBIA	No Opt. Call	5,055,850
1,000		Cnty. of Erie, Pub. Impvt. Ad Valorem Ppty. Tax GO, Ser. A, 3.75%, 10/01/08, FGIC	No Opt. Call	1,002,610
		Cnty. of Monroe, Pub. Impvt. Ad Valorem Ppty. Tax GO,
455	[3]	4.00%, 3/01/09, FGIC	ETM	458,590
770		4.00%, 3/01/09, FGIC	No Opt. Call	775,929
		Dorm. Auth.,
3,500		Hlth., Hosp. & Nursing Home RB, Bronx-Lebanon Hosp. Ctr. Proj., 5.00%, 2/15/10,
		MBIA	02/08 @ 101.5	3,592,575
5,000	[2]	Hlth., Hosp. & Nursing Home RB, Bronx-Lebanon Hosp. Ctr. Proj., 5.125%, 2/15/08,
		ACA, FSA	N/A	5,137,600
500		Hlth., Hosp. & Nursing Home RB, W.K. Nursing Home Corp. Proj., 5.65%, 8/01/09	04/07 @ 102	510,745
1,000		Hlth., Hosp. & Nursing Home RB, Winthrop So. Nassau Univ. Proj., Ser. A, 4.125%,
		7/01/08, AMBAC	No Opt. Call	1,005,470
1,600		Misc. RB, St. Univ. Edl. Facs. Proj., Ser. A, 5.50%, 5/15/07, FGIC	No Opt. Call	1,603,648
2,500		Misc. RB, St. Univ. Edl. Facs. Proj., Ser. A, 5.50%, 5/15/08, AMBAC	No Opt. Call	2,552,625
5,000		Misc. RB, St. Univ. Edl. Facs. Proj., Ser. A, 5.50%, 5/15/08, FGIC	No Opt. Call	5,105,250
6,000		Misc. RB, St. Univ. Edl. Facs. Proj., Ser. A, 5.50%, 5/15/08, CONNIE LEE	No Opt. Call	6,122,340
5,000		Misc. RB, St. Univ. Edl. Facs. Proj., Ser. A, 5.50%, 5/15/09, AMBAC	No Opt. Call	5,194,550
1,960		East Greenbush Central Sch. Dist., Ad Valorem Ppty. Tax GO, Ser. C, 4.00%, 6/15/09,
		FSA	No Opt. Call	1,977,248
6,000		Env. Facs. Corp., Swr. RB, Mun. Wtr. Proj., 4.00%, 6/15/09	No Opt. Call	6,055,320
1,185		Evans-Brant Central Sch. Dist., Ad Valorem Ppty. Tax GO, Ser. C, 3.75%, 12/15/08, FGIC	No Opt. Call	1,188,460
		Fayetteville-Manlius Central Sch. Dist., Ad Valorem Ppty. Tax GO,
1,125		3.75%, 6/15/09, FGIC	No Opt. Call	1,128,983
1,000		4.00%, 6/15/08, FGIC	No Opt. Call	1,005,000
		Hsg. Fin. Agcy., Local or Gtd. Hsg. RB,
790		Hsg. Mtg. Proj., Ser. A, 5.80%, 5/01/09, FSA	04/07 @ 102	806,337
4,015		Hsg. Mtg. Proj., Ser. A, 5.80%, 11/01/09, FSA	04/07 @ 102	4,035,677
12,500		Long Island Pwr. Auth., Cash Flow Mgmt. Elec., Pwr. & Lt. RB, 5.00%, 4/01/08, MBIA	No Opt. Call	12,669,625
		Met. Transp. Auth., Trans. RB,
2,500	[3]	Ser. A, 6.10%, 7/01/08, MBIA	ETM	2,576,650
26,075	[3]	Ser. K, 6.00%, 7/01/08, MBIA	ETM	26,842,909
		Mt. Sinai Union Free Sch. Dist., Ad Valorem Ppty. Tax GO,
935		6.00%, 2/15/08, AMBAC	No Opt. Call	954,111
930		6.10%, 2/15/09, AMBAC	No Opt. Call	971,571
1,075		6.10%, 2/15/10, AMBAC	No Opt. Call	1,146,821
		New York City Hlth. & Hosp. Corp., Hlth., Hosp. & Nursing Home RB,
2,810		Ser. A, 3.75%, 2/15/09, FSA	No Opt. Call	2,815,451
2,000		Ser. A, 5.00%, 2/15/08, AMBAC	No Opt. Call	2,022,960
		New York City Mun. Wtr. Fin. Auth., Wtr. RB,
11,500		Ser. A, Zero Coupon, 6/15/09, MBIA	No Opt. Call	10,607,945
1,710	[3]	Ser. A, 6.00%, 6/15/08, FGIC	ETM	1,758,205
		New York City Transl. Fin. Auth., Pub. Impvts. Income Tax RB,
3,835	[3]	4.00%, 5/01/09, MBIA	ETM	3,867,789
165		4.00%, 5/01/09, MBIA	No Opt. Call	166,310
7,800	[3]	Ser. B, 5.25%, 5/01/11, MBIA	ETM	8,278,608
250	[3]	Pwr. Auth., Elec., Pwr. & Lt. RB, Ser. CC, 5.125%, 1/01/11, MBIA	ETM	263,168
1,030		Sodus Central Sch. Dist., Ad Valorem Ppty. Tax GO, 4.00%, 6/15/09, FGIC	No Opt. Call	1,039,064
1,000		St. of New York, Gen. Fund GO, Ser. F, 5.50%, 9/15/08, AMBAC	No Opt. Call	1,027,890
5,000		Suffolk Cnty. Indl. Dev. Agcy., Swr. RB, 6.00%, 2/01/08, FGIC	No Opt. Call	5,097,700
1,675	[3]	Suffolk Cnty. Wtr. Auth., Wtr. Util. Impvts. Wtr. RB, Ser. C, 5.75%, 6/01/08, AMBAC	ETM	1,703,442

1

BlackRock New York Insured Municipal 2008 Term Trust (BLN)

(Percentages shown are based on Net Assets)
Principal
Amount			Option Call
(000)		Description	Provisions[1]	Value
		New York—(cont'd)
		Thruway Auth.,
$ 2,000		Hwy. Impvts. Hwy. Tolls RB, Hwy. & Brdg. Trust Fund Proj., Ser. A, 3.90%, 4/01/09,
		FSA	No Opt. Call	$ 2,012,260
3,410		Hwy. Impvts. Misc. RB, Local Hwy. & Brdg. Proj., Ser. A, 5.375%, 4/01/09, MBIA	04/08 @ 101	3,502,002
2,000		Hwy. Impvts. Sales Tax RB, Hwy. & Brdg. Trust Fund Proj., Ser. B, 4.00%, 4/01/09,
		MBIA	No Opt. Call	2,016,100
2,900		Hwy. Impvts. Sales Tax RB, Hwy. & Brdg. Trust Fund Proj., Ser. B, 5.25%, 4/01/11,
		MBIA	No Opt. Call	3,073,565
2,265	[3]	Triborough Brdg. & Tunl. Auth., Hwy. Tolls RB, Ser. A, 5.125%, 1/01/11, MBIA	ETM	2,343,142
		Urban Dev. Corp., Correctional Facs. Impvts. Lease Approp. RB,
2,000		Ser. A, 5.50%, 1/01/09, AMBAC	No Opt. Call	2,064,560
5,140		Ser. B, 5.25%, 1/01/10, AMBAC	01/09 @ 101	5,328,124
		Total Long-Term Investments (cost $166,028,839)		169,754,665
Shares
(000)
		MONEY MARKET FUND—0.7%
1,250		AIM Tax Free Cash Res. Portfolio - Institutional Class, 3.45% (cost $1,250,000)	N/A	1,250,000
		Total Investments —98.8% (cost $167,278,8394)		$ 171,004,665
		Other assets in excess of liabilities —1.2%		2,146,214
		Net Assets Applicable to Common Shareholders—100%		$ 173,150,879

_________________
[1]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[2]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[3]	Security is collateralized by Municipal or U.S. Treasury obligations.
[4]	Cost for federal income tax purposes is $167,235,575. The net unrealized appreciation on a tax basis is $3,769,090, consisting of $3,771,104 gross unrealized appreciation and $2,014 gross unrealized depreciation.
The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 92.5% of the Trust's managed assets.

ACA	— 3.0%
AMBAC	— 12.5%
CONNIE
LEE	— 3.6%
FGIC	— 13.7%
FSA	— 4.8%
MBIA	— 51.4%
XLCA	— 2.8%
Other	— 0.7%

KEY TO ABBREVIATIONS
ACA	— American Capital Access	FSA	— Financial Security Assurance
AMBAC	— American Municipal Bond Assurance Corp.	GO	— General Obligation
CONNIE		MBIA	— Municipal Bond Insurance Assoc.
LEE	— College Construction Loan Insurance Assoc.	RB	— Revenue Bond
ETM	— Escrowed to Maturity	XLCA	— XL Capital Assurance
FGIC	— Financial Guaranty Insurance Co.

2

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    BlackRock New York Insured Municipal 2008 Term Trust, Inc.

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: May 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: May 25, 2007

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: May 25, 2007